Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Contract Assets and Contract Liabilities from Contracts with Customers (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Assets and Contract Liabilities from Contracts with Customers [Abstract]
Receivables, which are included in ‘Trade and other receivables’	€ 5,289	€ 9,900
Contract assets		40
Contract liabilities	€ 11,957	€ 7,074